Exhibit 99.3 Schedule 3

Loan Level Tape Compare Upload
Loans in Report	32

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
6727630	(No Data)	Product Type	DSCR	30 Yr Fixed
6727645	(No Data)	Product Type	DSCR	30 Yr Fixed
6727640	XXXXXX	Product Type	DSCR	30 Yr Fixed
6727639	XXXXXX	Product Type	DSCR	30 Yr Fixed
6727647	(No Data)	Product Type	DSCR	30 Yr Fixed
6727653	XXXXXX	Product Type	DSCR	30 Yr Fixed
6750269	XXXXXX	Product Type	DSCR	30 Yr Fixed
6727658	(No Data)	Product Type	DSCR	30 Yr Fixed
6750270	XXXXXX	Product Type	DSCR	30 Yr Fixed
6727628	XXXXXX	Product Type	DSCR	30 Yr Fixed
6727629	(No Data)	Product Type	DSCR	30 Yr Fixed
6750274	XXXXXX	Product Type	DSCR	30 Yr Fixed
6750275	XXXXXX	Product Type	DSCR	30 Yr Fixed
6727659	(No Data)	Product Type	DSCR	30 Yr Fixed
6727644	XXXXXX	Product Type	DSCR	30 Yr Fixed
6727636	XXXXXX	Product Type	DSCR	30 Yr Fixed
6727656	XXXXXX	Product Type	DSCR	40 Yr Fixed Interest Only
6750276	XXXXXX	Product Type	DSCR	30 Yr Fixed
6750277	XXXXXX	Product Type	DSCR	30 Yr Fixed

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